Consolidated Statement of Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Consolidated Statement of Comprehensive Income (Unaudited)
Net income	$ 617	$ 691
Other comprehensive income:
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	144	714
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income		5
Net changes in benefit plan assets and obligations	17	16
Net changes in unrealized foreign currency translation	41	103
Other comprehensive income before income taxes	202	838
Income tax expense	62	267
Other comprehensive income, net of taxes	140	571
Comprehensive income	$ 757	$ 1,262